Summary of Significant Accounting Policies - Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Regulatory Assets [Abstract]
Net income available to common stockholders	$ 4,015	$ 5,321	$ 3,025	$ 3,068	$ 2,109	$ 2,714	$ 5,447	$ 2,156	$ 15,429	$ 12,426	$ 11,970
Average number of common shares outstanding									21,507,759	21,470,945	21,603,084
Effect of unvested stock awards									129,585	158,723	202,059
Basic weighted average shares outstanding	21,628,168	21,632,828	21,649,423	21,639,122	21,617,801	21,606,540	21,630,660	21,662,471	21,637,344	21,629,668	21,805,143
Effect of dilutive stock options									350,465	228,713	126,720
Diluted weighted average shares outstanding	22,035,664	22,000,504	21,962,628	21,952,607	21,925,933	21,871,578	21,808,507	21,826,307	21,987,809	21,858,381	21,931,863
Earnings per share:
Basic	$ 0.19	$ 0.25	$ 0.14	$ 0.14	$ 0.10	$ 0.13	$ 0.25	$ 0.10	$ 0.71	$ 0.57	$ 0.55
Diluted	$ 0.18	$ 0.24	$ 0.14	$ 0.14	$ 0.10	$ 0.12	$ 0.25	$ 0.10	$ 0.70	$ 0.57	$ 0.55